Investments in Associates and Joint Ventures - Summary of Financial Information on Investment in Associates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [Line Items]
Current assets	¥ 190,649	¥ 174,707
Non-current assets	112,790	81,382
Current liabilities	101,417	86,436
Non-current liabilities	12,045	8,630
Equity	189,977	161,023	¥ 17,533	¥ 12,511
Goodwill	16,767	3,400	5,812
Revenue	167,147	140,704	120,406
Loss for the year from continuing operations	8,223	9,086	(384)
Other comprehensive income for the year, net of tax	3,533	(1,252)	1,639
Total comprehensive (loss)/income for the year	11,743	5,852	(6,333)
Snow Corporation [member]
Disclosure of associates [Line Items]
Current assets	2,469	4,365
Non-current assets	17,213	1,493
Current liabilities	1,180	506
Non-current liabilities	2,678	641
Equity	¥ 15,824	¥ 4,711
Proportion of the Group's ownership	45.00%	25.00%
Group's share of equity	¥ 7,121	¥ 1,178
Goodwill and other adjustments	5,877	3,209
Carrying amount of the interests	12,998	4,387
Revenue	271
Loss for the year from continuing operations	(10,348)	(952)
Other comprehensive income for the year, net of tax	131
Total comprehensive (loss)/income for the year	(10,217)	(952)
Group's share of loss for the year	(4,531)	(238)
Aggregated individually immaterial associates [member]
Disclosure of associates [Line Items]
Current assets	10,699	6,273
Non-current assets	7,762	6,875
Current liabilities	4,025	3,131
Non-current liabilities	1,683	2,074
Equity	12,753	7,943
Group's share of equity	3,368	2,127
Goodwill	3,747	2,730
Carrying amount of the interests	7,115	4,973
Revenue	12,657	6,322	1,108
Loss for the year from continuing operations	(3,050)	(1,642)	(242)
Other comprehensive income for the year, net of tax	84	2	31
Total comprehensive (loss)/income for the year	(2,966)	(1,640)	(211)
Unrecognized loss		116
Group's share of loss for the year	¥ (831)	¥ (386)	¥ (78)